Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2019
Statement [line items]
Defined contribution plans
(USD millions)	2019	2018	2017

Contributions for defined contribution plans continuing operations	422	443	307

Discontinued operations
Statement [line items]
Consolidated income statement, discontinued operations
(USD millions)	2019 [1]	2018	2017

Net sales to third parties from discontinued operations	1 777	7 149	6 771

Sales to continuing segments	32	4	3

Net sales from discontinued operations	1 809	7 153	6 774

Other revenues			3

Cost of goods sold	– 860	– 3 983	– 3 588

Gross profit from discontinued operations	949	3 170	3 189

Selling, general and administration	– 638	– 2 754	– 2 532

Research and development	– 142	– 585	– 583

Other income	15	61	47

Other expense	– 113	– 126	– 194

Operating income/(loss) from discontinued operations	71	– 234	– 73

Interest expense	– 10	– 25	– 27

Other financial income and expense	– 3	– 1	– 3

Income/(loss) before taxes from discontinued operations	58	– 260	– 103

Taxes	– 159	74	307

Net (loss)/income from discontinued operations before gain on distribution of Alcon Inc. to Novartis AG shareholders	– 101	– 186	204

Gain on distribution of Alcon Inc. to Novartis AG shareholders [2]	4 691

Net income/(loss) from discontinued operations	4 590	– 186	204

[1] The consolidated income statement amounts are for the period from January 1, 2019, to the completion of the spin-off.
[2] See Note 2 for further details on the non-taxable non-cash gain on distribution of Alcon Inc. to Novartis AG shareholders.

Consolidated income statement, additional information
(USD millions)	2019	2018	2017

Interest income		2

Depreciation of property, plant and equipment	– 42	– 235	– 217

Depreciation of right-of-use assets [1]	– 9

Amortization of intangible assets	– 174	– 1 052	– 1 066

Impairment charges on property, plant and equipment		– 3

Impairment charges on intangible assets [2]		– 391	– 57

Additions to restructuring provisions		– 13	– 8

Equity-based compensation of Novartis equity plans	– 9	– 93	– 71

[1] Depreciation of right-of-use assets recognized from January 1, 2019, the date of implementation of IFRS 16 leases. See Note 1 for additional disclosures.
[2] 2018 includes an impairment of USD 337 million related to the write-down of the CyPass currently marketed product, which was acquired with the Alcon Division 2016 acquisition of Transcend Medical, Inc.

Balance sheet, additional information
(USD millions)	2019	2018

Additions to property, plant and equipment	113	519

Additions to right-of-use assets [1]	3

Additions to goodwill and intangible assets	36	196

[1] Additions to right-of-use assets recognized in 2019 with the implementation of IFRS 16 Leases on January 1, 2019. See Note 1 for additional disclosures.

Cash flows used in investing activities
(USD millions)	2019	2018	2017

Payments out of provisions for transaction costs attributable to the spin-off of the Alcon business	– 29

Divested cash and cash equivalents	– 628

Cash flows attributable to the spin-off of the Alcon business	– 657

Other cash flows used in investing activities, net	– 502	– 1 001	– 775

Net cash flows used in investing activities from discontinued operations	– 1 159	– 1 001	– 775

Minimum finance lease payments
	2018

(USD millions)	Total future payments	Unearned finance income	Present value	Provision	Net book value

Not later than one year [1]	64	– 5	59	– 2	57

Between one and five years	117	– 9	108	– 28	80

Later than five years	48	– 2	46	– 35	11

Total	229	– 16	213	– 65	148

[1] The current portion of the minimum lease payments was recorded in trade receivables or other current assets (to the extent not invoiced).

Disclosure of net assets derecognized
(USD millions)	2019

Property, plant and equipment	2 858

Right-of-use assets	269

Goodwill	8 906

Intangible assets other than goodwill	11 121

Deferred tax assets	732

Financial and other non-current assets	526

Inventories	1 469

Trade receivables and other current assets	1 787

Cash and cash equivalents	628

Deferred tax liabilities	– 1 713

Current and non-current lease liabilities	– 269

Current and non-current financial debts	– 3 538

Trade payables, provisions and other liabilities	– 2 751

Net assets derecognized	20 025

Defined contribution plans
(USD millions)	2019	2018	2017

Contributions for defined contribution plans discontinued operations	33	104	99